Property, plant and equipment	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
5.
Property, plant and equipment

	Freehold Land	Plant and equipment	Buildings	Leasehold improvements	Office equipment	Furniture and fixtures	Computers	Capital work in progress	Total property, plant and equipment
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Cost
As at April 1, 2020	9,890	343,679	65	130	67	57	86	17,899	371,873
Additions during the year^	603	31,179	12	5	9	7	33	22,725	54,573
Acquisition of subsidiaries (refer Note 56)	57	2,500	—	—	1	1	1	—	2,560
Disposal of subsidiary (refer Note 40)	—	(14,998)	—	—	(1)	—	(0)	—	(14,999)
Adjustments during the year	(19)	(265)	—	—	(1)	—	(1)	(4)	(290)
Disposals during the year	—	(242)	—	—	(1)	—	(4)	(39)	(286)
Capitalised during the year	—	—	—	—	—	—	—	(30,176)	(30,176)
As at March 31, 2021	10,531	361,853	77	135	74	65	115	10,405	383,255
Additions during the year^	830	79,195	14	—	14	13	50	92,533	172,649
Asset acquisition (refer Note 56)	1,806	19,906	24	—	2	0	1	—	21,739
Adjustments during the year	64	(198)	—	—	(1)	1	(1)	(355)	(490)
Assets held for sale	—	(228)	—	—	—	—	—	—	(228)
Disposal of subsidiaries (refer Note 40)	(1)	(5,976)	—	—	(2)	(2)	(0)	(90)	(6,071)
Disposals during the year	—	(121)	—	—	(3)	—	(0)	(129)	(253)
Capitalised during the year	—	—	—	—	—	—	—	(80,385)	(80,385)
As at March 31, 2022	13,230	454,431	115	135	84	77	165	21,979	490,216
Additions during the year^	710	22,383	15	8	32	15	101	111,784	135,048
Adjustments during the year	(28)	(114)	—	—	—	—	—	—	(142)
Disposals during the year	(31)	(21)	—	—	(3)	(1)	(5)	(190)	(251)
Capitalised during the year	—	—	—	—	—	—	—	(19,850)	(19,850)
As at March 31, 2023	13,881	476,679	130	143	113	91	261	113,723	605,021

Accumulated depreciation
As at April 1, 2020	—	31,066	18	51	32	17	44	—	31,228
Charge for the year (refer Note 36)	—	10,568	3	14	9	9	12	—	10,615
Depreciation capitalised during the year	—	4	—	13	6	2	7	—	32
Disposal of a subsidiary (refer Note 40)	—	(615)	—	—	(1)	—	(0)	—	(616)
Disposals during the year	—	(35)	—	—	(1)	—	(4)	—	(40)
As at March 31, 2021	—	40,988	21	78	45	28	59	—	41,219
Charge for the year (refer Note 36)	—	12,148	7	18	9	6	10	—	12,198
Depreciation capitalised during the year	—	4	—	9	6	2	10	—	31
Disposal of subsidiaries (refer Note 40)	—	(734)	—	—	(1)	(1)	(0)	—	(736)
Adjustments during the year	—	—	—	—	(1)	1	(1)	—	(1)
Assets held for sale	—	(47)	—	—	-	—	—	—	(47)
Disposals during the year	—	(39)	—	—	(2)	—	(0)	—	(41)
As at March 31, 2022	—	52,320	28	105	56	36	78	—	52,623
Charge for the year (refer Note 36)	—	13,950	9	15	13	7	38	—	14,032
Depreciation capitalised during the year	—	1	—	5	3	1	10	—	20
Adjustments during the year	—	0	—	—	0	0	—	—	0
Disposals during the year	—	(1)	—	—	(3)	(0)	(5)	—	(9)
As at March 31, 2023	—	66,270	37	125	69	44	121	—	66,666

Net book value
As at April 1, 2021 (INR)	10,531	320,865	56	57	29	37	56	10,405	342,036
As at March 31, 2022 (INR)	13,230	402,110	87	30	29	40	88	21,979	437,593
As at March 31, 2023 (INR)	13,881	410,409	93	18	44	47	140	113,723	538,355
As at March 31, 2023 (USD)	169	4,993	1	0	1	1	2	1,384	6,550

Mortgage and hypothecation on property, plant and equipment:

Property, plant and equipment are subject to a pari passu first charge to respective lenders for project term loans, buyer's / supplier's credit, senior secured notes, working capital loan, debentures and acceptances as disclosed in Note 19 and 27.

^ Capitalised borrowing costs

The amount of borrowing costs capitalised in property, plant and equipment and capital work in progress during the year ended March 31, 2023 was INR 5,477 (March 31, 2022 INR 2,553, March 31, 2021 INR 2,072). The rate ranging between 4.90% to 11.50% used to determine borrowing costs eligible for capitalisation was the effective interest rate of specific borrowings and capitalisation rate of general borrowings.